Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, Tsh in Billions, S/ in Billions, R in Billions			1 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 TZS (Tsh)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Nov. 30, 2023	Dec. 31, 2022 USD ($)	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 4,714				$ 4,714	$ 5,517
Provisions recorded	576				576	$ 589											$ 572
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,600				2,600				R$ 15,900
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	4,500				4,500				28,100
AB INBEV'S PERUVIAN TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	600				600							S/ 2.1
Claim on dividends of shares	800				800							S/ 3.0
Brazilian New Tax Assessment [Member]
Disclosure of detailed information about material tax [line items]
Foreign Tax Credits Offset							$ 300	R$ 2,000
AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Settlement of tax matters value already paid	200	R 3.5
Amount payable in respect of tax matters settled gross	200				200						R 4.5
Original assessment from SARS (already settled)	900				900						17.7
Original assessment from SARS to CCBA (already settled)	500				500						8.9
Original assessment from SARS - excluding penalties and fees (already settled)	300				300						R 6.4
European commission decision [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded																		$ 75	€ 68
Deposits	75				$ 75								€ 68
Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Revised penalty payable in percentage																100.00%
Penalty payable in percentage																	150.00%
Ambev [member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary					61.74%	61.74%
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200				$ 200				1,100
Percentage reduction in the amount payable to tax authorities					98.00%
Ambev [member] | Manaus free trade zone IPI social contributions [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,100				$ 1,100				6,800
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	500				$ 500				2,900
Amount In Respect Of Which Party Favourable Judgement Is Given By Lower Administrative Court			$ 5	R$ 26
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary					50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member]
Disclosure of detailed information about material tax [line items]
Tax assessment amount which were cancelled since Sep 2017														$ 200	R$ 1,000
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	900				$ 900				57,000
Tax assessment in October 2013 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,100				1,100				6,800
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200				200				1,500
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100				100				600
Tax Assessment in December [Member] | Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100				100				300
Tax Assessment in November 2017 [member] | Ambev [member] | CND Holdings [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200				200				1,000
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100				$ 100				600
Tanzania [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary					39.65%
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Original assessment from SARS to CCBA (already settled)	300				$ 300					Tsh 850
ICMS-PRODEPE [Member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100				100				900
ICMS-ST Trigger [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,900				1,900				12,000
ICMS Tax Credits For Sao Paulo, Rio de Janeiro and Minas Gerais [Member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 100				$ 100				R$ 900